Goodwill and Intangible Assets - Schedule of Future Intangible Asset Amortization Expense (Details) $ in Thousands	May. 31, 2015 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	$ 76,295
2017	71,471
2018	65,004
2019	61,234
2020	$ 55,889